Loans from Banking Corporations and other Credit Providers (Details) - ILS (₪)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less - current maturities	₪ (36,547)	₪ (37,863)
Loans from Banking Corporations and other Credit Providers, Noncurrent	53,488	90,053
Loan from Mizrahi Bank A/c 73959
Debt Instrument [Line Items]
Loans from Banking Corporations and other Credit Providers	90,035	125,669
Loan from Mizrahi Bank A/c 684728
Debt Instrument [Line Items]
Loans from Banking Corporations and other Credit Providers	₪ 0	₪ 2,247